Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule	As of December 31, 2014, the remaining required payments under the terms of the ground lease are as follows:

December 31, 2014
2015	$180
2016	180
2017	198
2018	198
2019	198
Thereafter	34,246
Total	$35,200